T. ROWE PRICE International Value Equity Fund
January 31, 2022 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 4.2%
Common Stocks 4.2%
BHP Group  2,506,128 80,373
BHP Group (GBP)  4,246,458 134,038
Downer EDI  18,683,802 72,273
Incitec Pivot  21,439,452 50,200
South32  39,781,967 109,452
Treasury Wine Estates  6,828,149 51,322
Worley  9,383,725 77,319
Total Australia (Cost
$495,735
)
574,977
AUSTRIA 1.5%
Common Stocks 1.5%
BAWAG Group  2,058,821 123,561
Erste Group Bank  1,782,804 83,329
Total Austria (Cost
$133,105
)
206,890
BELGIUM 0.7%
Common Stocks 0.7%
KBC Group  1,069,280 92,995
Total Belgium (Cost
$77,064
)
92,995
BRAZIL 0.4%
Common Stocks 0.4%
EDP  12,807,834 51,954
Total Brazil (Cost
$41,226
)
51,954
CANADA 3.9%
Common Stocks 3.9%
Definity Financial (1)(2) 1,191,697 27,019
Franco-Nevada  450,995 59,630
Magna International (USD)  788,350 63,549
Manulife Financial  5,251,723 109,360
National Bank of Canada  1,050,300 84,030
Sun Life Financial  1,971,900 111,676
TC Energy  1,426,500 73,662
Total Canada (Cost
$362,928
)
528,926

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 2.2%
Common Stocks 1.6%
Baidu, ADR (USD) (1) 454,500 72,602
Fosun International (HKD)  37,838,000 42,933
JOYY, ADR (USD)  884,806 44,736
Sinopharm Group, Class H (HKD)  9,266,000 20,726
Yangzijiang Shipbuilding Holdings (SGD)  33,871,500 32,498
213,495
Common Stocks - China A Shares 0.6%
Gree Electric Appliances of Zhuhai, A Shares (CNH)  6,623,410 39,786
Huayu Automotive Systems, A Shares (CNH)  10,181,807 44,540
84,326
Total China (Cost
$380,015
)
297,821
FINLAND 1.2%
Common Stocks 1.2%
Kojamo  1,580,912 36,244
Sampo, Class A  2,510,056 124,581
Total Finland (Cost
$121,590
)
160,825
FRANCE 10.2%
Common Stocks 10.2%
Airbus (1) 1,235,681 157,788
Alstom  2,107,856 68,336
AXA  6,036,745 191,190
BNP Paribas  2,567,404 183,286
Dassault Aviation  508,875 60,476
Engie  8,443,511 129,876
Faurecia  925,265 41,015
Sanofi  1,805,579 188,795
Thales  1,015,152 93,645
TotalEnergies  4,577,245 260,296
Total France (Cost
$1,200,426
)
1,374,703
GERMANY 8.3%
Common Stocks 7.5%
BASF  1,039,339 79,602
Bayer  2,096,435 127,366

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Covestro  1,200,681 72,032
Daimler Truck Holding (1) 651,663 22,974
Deutsche Telekom  5,130,604 96,861
Fresenius  1,640,837 67,734
GEA Group  1,440,713 68,067
HeidelbergCement  813,158 56,586
Mercedes-Benz Group  1,310,575 104,576
Munich Re  243,940 77,228
Siemens  931,299 147,863
Telefonica Deutschland Holding  12,190,384 34,996
Vonovia  971,346 55,324
1,011,209
Preferred Stocks 0.8%
Volkswagen  512,380 106,714
106,714
Total Germany (Cost
$1,062,989
)
1,117,923
HONG KONG 1.3%
Common Stocks 1.3%
CK Hutchison Holdings  9,149,500 65,028
Galaxy Entertainment Group (1) 12,188,000 70,584
Hongkong Land Holdings (USD)  8,209,103 44,460
Total Hong Kong (Cost
$203,388
)
180,072
HUNGARY 0.4%
Common Stocks 0.4%
OTP Bank (1) 889,788 51,632
Total Hungary (Cost
$39,919
)
51,632
INDIA 1.7%
Common Stocks 1.7%
ICICI Bank, ADR (USD)  3,785,313 82,255
Indus Towers  12,935,944 44,152
Petronet LNG  9,242,697 26,614
Shriram Transport Finance  4,268,990 71,113
Total India (Cost
$144,353
)
224,134

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ITALY 2.5%
Common Stocks 2.5%
Enel  16,468,887 126,754
Leonardo (1) 6,786,709 49,019
Prysmian  2,003,788 67,571
Stellantis  4,644,006 89,677
Total Italy (Cost
$313,680
)
333,021
JAPAN 19.7%
Common Stocks 19.7%
Asahi Group Holdings  2,215,600 90,442
Asics  2,434,200 47,262
Astellas Pharma  7,908,700 127,651
Benesse Holdings (2) 1,379,400 26,901
Bridgestone  1,513,500 66,278
Dai-ichi Life Holdings  3,553,300 79,983
DIC  1,925,400 49,397
Fujitsu  968,600 128,047
Hitachi  3,082,900 160,237
Hitachi Metals (1) 4,129,100 74,459
JGC Holdings  3,303,700 32,463
Kirin Holdings  3,968,800 63,613
MatsukiyoCocokara  2,026,700 69,370
Mitsubishi Electric  6,687,100 83,745
Mitsubishi Estate  4,446,900 64,046
Mitsubishi UFJ Financial Group  19,633,900 119,007
Mitsui Fudosan  3,830,100 82,107
Nippon Shokubai  824,100 38,809
Nippon Steel  3,138,100 51,291
Nippon Telegraph & Telephone  7,085,300 202,765
NSK  4,733,200 32,285
ORIX  5,471,900 112,870
Otsuka Holdings  2,252,900 76,863
Persol Holdings  2,214,000 57,156
Sompo Holdings  2,053,000 96,067
Stanley Electric  2,024,300 47,317
Sumitomo  5,647,200 87,280
Taiheiyo Cement  2,226,300 44,295
Takeda Pharmaceutical  3,169,500 91,862
Tokyo Electron  246,300 120,473
Toyota Motor  11,911,200 235,403

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Total Japan (Cost
$2,286,306
)
2,659,744
NETHERLANDS 7.9%
Common Stocks 7.9%
AerCap Holdings (USD) (1) 1,261,400 79,468
Akzo Nobel  717,116 74,227
ASML Holding  238,024 161,212
ING Groep  18,450,902 272,872
Koninklijke DSM  321,721 60,310
Koninklijke Philips  2,506,705 83,381
Prosus  1,046,828 87,092
Shell (GBP)  6,916,683 177,681
Signify  1,402,813 74,306
Total Netherlands (Cost
$843,684
)
1,070,549
PORTUGAL 0.8%
Common Stocks 0.8%
Banco Comercial Portugues, Class R (1) 149,027,614 25,325
Galp Energia  7,499,689 82,694
Total Portugal (Cost
$147,072
)
108,019
RUSSIA 0.4%
Common Stocks 0.4%
Sberbank of Russia, ADR (USD)  3,810,601 53,455
Total Russia (Cost
$44,701
)
53,455
SINGAPORE 0.9%
Common Stocks 0.9%
United Overseas Bank  5,663,136 126,564
Total Singapore (Cost
$90,621
)
126,564
SOUTH KOREA 1.7%
Common Stocks 1.7%
KT (1) 533,437 14,016
KT, ADR (USD) (1) 3,717,124 48,174
Samsung Electronics  2,798,904 174,089
Total South Korea (Cost
$148,039
)
236,279

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SPAIN 2.0%
Common Stocks 2.0%
Banco Bilbao Vizcaya Argentaria  16,658,374 106,358
Iberdrola (2) 11,856,915 135,940
Indra Sistemas (1) 3,323,171 33,860
Total Spain (Cost
$230,622
)
276,158
SWEDEN 1.4%
Common Stocks 1.4%
Lundin Energy  927,917 37,736
Millicom International Cellular, SDR (1)(2) 1,572,742 41,983
Swedbank, Class A  5,295,091 103,668
Total Sweden (Cost
$173,231
)
183,387
SWITZERLAND 5.7%
Common Stocks 5.7%
Novartis  2,142,263 186,140
Roche Holding  728,374 281,880
UBS Group  6,377,446 118,299
Zurich Insurance Group  400,164 191,402
Total Switzerland (Cost
$532,623
)
777,721
TAIWAN 1.2%
Common Stocks 1.2%
Taiwan Semiconductor Manufacturing  6,998,000 161,808
Total Taiwan (Cost
$27,302
)
161,808
UNITED KINGDOM 16.0%
Common Stocks 16.0%
Amcor, CDI (AUD)  6,034,316 72,307
ASOS (1) 2,393,290 71,806
AstraZeneca, ADR (USD)  5,400,800 314,381
boohoo Group (1) 18,815,062 27,291
British American Tobacco  1,894,182 80,872
Burberry Group  3,193,586 81,018
Direct Line Insurance Group  12,061,259 49,718
GlaxoSmithKline, ADR (USD) (2) 4,177,042 187,215

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Great Portland Estates  5,912,005 61,254
HSBC Holdings  9,191,655 65,420
Imperial Brands  3,866,480 91,674
Informa (1) 8,203,138 62,052
Investec  6,918,773 39,843
Lloyds Banking Group  164,014,026 113,821
Meggitt (1) 3,294,636 33,277
Mondi  1,830,972 45,810
Next  868,553 88,493
Playtech (1) 2,266,779 17,857
Rolls-Royce Holdings (1) 59,321,446 92,985
Smiths Group  4,186,415 88,240
Taylor Wimpey  24,616,757 50,503
Unilever  2,714,577 139,209
Vodafone Group  60,166,474 105,644
Whitbread (1) 1,546,875 63,650
WPP  8,091,911 126,885
Total United Kingdom (Cost
$2,052,812
)
2,171,225
UNITED STATES 0.6%
Common Stocks 0.6%
NXP Semiconductors  368,849 75,776
Total United States (Cost
$27,182
)
75,776
SHORT-TERM INVESTMENTS 3.0%
Money Market Funds 3.0%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 406,299,796 406,300
Total Short-Term Investments (Cost $406,300) 406,300

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve Fund, 0.09% (3)(4) 133,987,395 133,987
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 133,987
Total Securities Lending Collateral (Cost $133,987) 133,987
Total Investments in Securities 100.8%
(Cost $11,720,900) $ 13,636,845
Other Assets Less Liabilities (0.8)% (104,344)
Net Assets 100.0% $ 13,532,501
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at January 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
CNH Offshore China Renminbi
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.09% $ — $ — $ 81 ++
T. Rowe Price Short-Term Fund — — — ++
Totals $ — # $ — $ 81 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
01/31/22
T. Rowe Price Government
Reserve Fund, 0.09% $ 533,859 ¤ ¤ $ 540,287
T. Rowe Price Short-Term Fund 145,122 ¤ ¤ —
Total $ 540,287 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $81 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $540,287.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE International Value Equity Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
SUBSEQUENT EVENT
In February 2022, Russian forces entered Ukraine and commenced an armed conflict.
Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result,
Russia’s central bank closed the country’s stock market on February 28, 2022, and
Russian-related stocks and debt and the Russian ruble have since suffered significant declines in value. In addition, this armed conflict and the related sanctions may cause significant disruptions to global business activity and volatility in global financial markets. The duration of the conflict and related economic sanctions and their effects on the financial markets cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by such events. Management is actively monitoring these events.
F127-054Q1 01/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 968,156 $ 12,021,688 $ — $ 12,989,844
Preferred Stocks — 106,714 — 106,714
Short-Term Investments 406,300 — — 406,300
Securities Lending Collateral 133,987 — — 133,987
Total $ 1,508,443 $ 12,128,402 $ — $ 13,636,845